SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 19:-	SUBSEQUENT EVENTS

On January 2, 2013 the company received a notice from the NASDAQ Office of General Counsel, Hearings, advising that the Company has regained compliance with the applicable minimum bid price rule and is in compliance with all other applicable requirements for listing on The NASDAQ Capital Market. Accordingly, the Hearings Panel has determined to continue the listing of the Company's securities on The NASDAQ Stock Market.